Note 10 - Retirement Plans - Schedule of Allocation of Plan Assets (Details)	Mar. 31, 2026	Mar. 31, 2025
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	31.00%
Percentage of Plan Assets	31.00%	24.00%
Defined Benefit Plan, Debt Security [Member]
Target Allocation	63.00%
Percentage of Plan Assets	64.00%	72.00%
Employee Benefit Plan, Real Estate [Member]
Target Allocation	3.00%
Percentage of Plan Assets	2.00%	2.00%
Defined Benefit Plan, Cash [Member]
Target Allocation	1.00%
Percentage of Plan Assets	1.00%	1.00%
Defined Benefit Plan, Other [Member]
Target Allocation	2.00%
Percentage of Plan Assets	2.00%	1.00%